ACQUISITIONS (Details Narrative) - shares	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 19, 2024	Jun. 29, 2022	Jun. 30, 2024	Dec. 31, 2023
Gross profit Royalty from sales percentage		10.00%	86.00%	86.00%
Preferred shares		500,000	500,000	500,000
Total common stock issued			4,658,318	4,658,318
Description of purchase agreement			the assets, liabilities, intellectual property, and technology of Geokall in exchange for 200,000 shares of TPT restricted Series G Convertible Preferred Stock with a stated price of $5.00 USD per share
Ownership percentage		10.00%
Customer Base
Description of merger agreement			Effective Time is converted into and exchange for 1,000 validly issued, fully paid and non-assessable shares of the Subsidiary's common stock	Effective Time is converted into and exchange for 1,000 validly issued, fully paid and non-assessable shares of the Subsidiary's common stock
IST [Member]
Gross profit Royalty from sales percentage			85.00%
Interest rate				6.00%
Preferred shares			500,000	500,000
Convertible Promissory Notes
Preferred shares				200,000
Series G Preferred shares
Shares to be issued	1,200,000
Stock issuance percentage	30.00%
Series A Preferred Stock
Preferred shares				500,000
Series A Preferred Stock | TPT Strategic
Percentage of acquistions of Super majority shares	9.00%
Stock to be issued	100,000,000
Series A Preferred Stock | Seller
Percentage of acquistions of Super majority shares	51.00%
Shares to be purchased	70,000,000